Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 68,064	$ 61,102	$ 40,442
Other comprehensive income, net of tax	0	0	0
Comprehensive income	$ 68,064	$ 61,102	$ 40,442